IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 8,316	$ 8,379
Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5,651
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,095
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	100
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	251
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	219
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	518	331
Less than 1 month [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	42
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	125
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	100
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	251
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	311	304
Later than one months and not later than three months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	85
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	226
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	347	370
3 - 6 months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	126
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	217
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	292	347
6 - 9 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	126
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	165
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	297	342
9 - 12 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	125
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	168
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	966	970
1 - 2 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	511
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	453
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,944	1,964
2 - 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,303
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	637
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,641	$ 3,751
Over 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,333
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	104
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 204